SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Valuation Assumptions Used

	As of		As of
	December 31,		June 30,
	2021		2022
Expected terms (Year)		2.7		2.2
Estimated volatility		34.5%		34.7%
Spot price	US$	171,134	US$	150,572
Probability of triggering event for redemption option		70%		60%

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	222,027	119,314	18,340
Research and development expenses	112,696	77,628	11,932
Equity in loss of an affiliate	12,338	1,925	296
	347,061	198,867	30,568

2017 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2021	2,569,017	1.00	5.79	50,361
Exercised	(471,009)	1.00	—	—
Outstanding as of June 30, 2022	2,098,008	1.00	5.28	8,209
Exercisable as of June 30, 2022	2,098,008	1.00	5.28	8,209

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	2,448	—	—
Research and development expenses	(292)	—	—
Equity in loss of an affiliate	519	—	—
	2,675	—	—

2018 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2021	7,553,236	1.00	7.15	148,076
Exercised	(5,728,135)	1.00	—	—
Outstanding as of June 30, 2022	1,825,101	1.00	6.65	7,142
Exercisable as of June 30, 2022	1,825,101	1.00	6.65	7,142

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	3,906	—	—
Research and development expenses	55	—	—
Equity in loss of an affiliate	258	—	—
	4,219	—	—

2019 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045
Granted	—	—	—	—
Outstanding as of June 30, 2022	72,000	6.09	7.56	—
Exercisable as of June 30, 2022	48,000	6.09	7.56	—

Schedule of Non vested Share Activity

		Weighted average
		grant-date fair value
	Number of shares	US$
Non-vested at December 31, 2021	48,000	4.50
Vested	(24,000)	4.50
Non-vested at June 30, 2022	24,000	4.50

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	374	147	23
Research and development expenses	—	—	—
Equity in loss of an affiliate	—	—	—
	374	147	23

2020 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967
Granted	2,026,300	9.20	—	—
Exercised	(14,645)	5.91	—	—
Forfeited	(85,082)	6.43	—	—
Expired	(35,691)	6.16	—	—
Outstanding as of June 30, 2022	2,888,655	8.78	9.25	—
Exercisable as of June 30, 2022	387,309	6.98	8.18	—

Schedule of Non vested Share Activity

		Weighted average
		grant-date fair value
	Number of shares	US$
Non-vested at December 31, 2021	805,433	9.44
Granted	2,026,300	4.45
Vested	(245,305)	9.40
Forfeited	(85,082)	5.02
Non-vested at June 30, 2022	2,501,346	5.43

Summary of Valuation Assumptions Used

	Six Months Ended June 30,
	2021	2022
Expected volatility	50.78%-51.84%	53.66%
Risk-free interest rate (per annum)	1.32%-1.88%	1.88%
Exercise multiple	2.20-2.80	2.20-2.80
Expected dividend yield	—	—
Contractual term (in years)	10	10

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	3,126	10,749	1,652
Research and development expenses	10,189	5,419	833
Equity in loss of an affiliate	2,123	1,098	169
	15,438	17,266	2,654

2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$$'000
Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531
Granted	755,734	—	—	—
Vested	(484,523)	—	—	—
Forfeited	(192,848)	—	—	—
Outstanding as of June 30, 2022	1,560,154	—	9.00	7,665

Schedule of Nonvested Restricted Stock Units Activity

		Weighted average
	Number of restricted share	grant-date fair value
	units	US$
Non-vested at December 31, 2021	1,481,791	17.80
Granted	755,734	19.49
Vested	(484,523)	9.20
Forfeited	(192,848)	9.25
Non-vested at June 30, 2022	1,560,154	13.31

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Administrative expenses	207,243	16,717	2,570
Research and development expenses	99,358	11,144	1,713
Equity in loss of an affiliate	8,715	828	127
	315,316	28,689	4,410

2020 Plan | Restricted share unit, special awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$(Note 2.5)
Administrative expenses	4,690	—	—
Research and development expenses	3,386	—	—
Equity in loss of an affiliate	723	—	—
	8,799	—	—

2021 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—
Granted	2,707,238	9.20	—	—
Forfeited	(374,067)	22.15	—	—
Outstanding as of June 30, 2022	4,777,611	17.23	9.40	—
Exercisable as of June 30, 2022	565,580	26.46	9.08	—

Schedule of Non vested Share Activity

		Weighted average
		grant-date fair value
	Number of shares	US$
Non-vested at December 31, 2021	2,444,440	14.12
Granted	2,707,238	2.78
Vested	(565,580)	14.18
Forfeited	(374,067)	4.71
Non-vested at June 30, 2022	4,212,031	8.35

Summary of Valuation Assumptions Used

	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2022
Expected volatility	51.77%	53.66%
Risk-free interest rate (per annum)	1.68%	1.88%
Exercise multiple	2.80	2.20-2.80
Expected dividend yield	—	—
Contractual term (in years)	10	10

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$(Note 2.5)
Administrative expenses	86	42,383	6,515
Research and development expenses	—	24,422	3,754
	86	66,805	10,269

2021 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126
Granted	821,215	—	—	—
Vested	(602,271)	—	—	—
Forfeited	(192,126)	—	—	—
Outstanding as of June 30, 2022	1,683,071	—	9.35	8,269

Schedule of Nonvested Restricted Stock Units Activity

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2021	1,656,253	26.45
Granted	821,215	26.44
Vested	(602,271)	9.18
Forfeited	(192,126)	9.41
Non-vested at June 30, 2022	1,683,071	18.67

Summary of Share-Based Compensation Expenses

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$(Note 2.5)
Administrative expenses	154	49,317	7,581
Research and development expenses	—	36,643	5,632
	154	85,960	13,213